ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of accrued expenses and other liabilities

	As of December 31,
	2013	2014	2014
	(As Restated)
	RMB	RMB	US$
Accrued agency commissions	417,843	620,374	99,986
Accrued bonuses and individual income taxes	185,674	377,261	60,804
Accrued bandwidth and server hosting expenses	140,173	243,241	39,203
Tax and surcharges payable	84,317	99,731	16,074
Accrued channel distribution fee	50,448	84,782	13,664
Accrued advertising and promotion expenses	47,427	42,952	6,923
Accrued professional fees	2,232	5,295	853
Payable to employees for exercise of stock options and RSUs exercise	47,603	17,563	2,831
Litigation accrual (Note 18)	6,469	9,422	1,519
Deferred government grants	700	7,000	1,128
Unrecognized tax benefit	16,695	25,400	4,094
Accrued video production fee	55,148	39,871	6,426
Others	55,977	95,230	15,347

	1,110,706	1,668,122	268,852